Related Party Transactions (Details)				6 Months Ended	12 Months Ended
	Oct. 13, 2023 USD ($)	Sep. 27, 2023 USD ($)	Aug. 18, 2023 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Nov. 21, 2024 USD ($)	Oct. 13, 2023 NIO (C$)	Sep. 27, 2023 NIO (C$)	Aug. 18, 2023 NIO (C$)
Related Party Transactions [Line Items]
Balances payable to related parties				$ 759,995	$ 640,546
Accrued amount					15,969	$ 21,875
Additional paid amount					220,030	$ 307,437
Write-off					235,686
Loan agreement amount				1,000,000
Director [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management				759,995	640,546
J Dhaliwal [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management				48,000	32,000
G Deol [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management				2,585	2,298
K Field [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management				24,000	8,000
D Jenkins [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management				305,225	259,435
C Cooper [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management				201,392	192,175
U Chaudhry [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management				104,380	69,333
E Contreras [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management				16,904	17,555
D Gordon [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management				39,877	41,368
Related Parties [Member]
Related Party Transactions [Line Items]
Balance receivable
First Towers & Fiber Corp., [Member]
Related Party Transactions [Line Items]
Interest rate								2.00%
Loan agreement amount					423,000
F Suarez [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management				$ 17,632	18,382
Loan [Member]
Related Party Transactions [Line Items]
Received a loan			$ 17,714								C$ 24,000
Interest rate			18.00%								18.00%
Maturity period			12 months
Interest expenses					1,076		$ 3,157
Loan [Member] | First Towers & Fiber Corp., [Member]
Related Party Transactions [Line Items]
Loan								$ 350,000
Loan One [Member]
Related Party Transactions [Line Items]
Received a loan		$ 2,219								C$ 3,000
Interest rate		18.00%								18.00%
Maturity period		12 months
Interest expenses					134		395
Loan Two [Member]
Related Party Transactions [Line Items]
Received a loan	$ 29,258								C$ 40,000
Interest rate	18.00%								18.00%
Maturity period	12 months
Interest expenses					$ 1,793		$ 5,259